Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements
Schedule of key assumptions

March 31,
2025
Asset volatility(1)	90 - 105%
Risk-free rate(2)	4.23 - 4.59%
Expected term(3)	9 - 45 months

(1)Volatility was based on implied and historical volatility of the share price of peer companies.

(2)Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.

(3)The simulation considered 1–2 year term for equity event and 3.5 and 4-year term for liquidity event.

December 31,
2024
Asset volatility(1)	90 - 95%
Risk-free rate(2)	4.08 - 4.23%
Expected term(3)	12 - 48 months

(1)Volatility was based on implied and historical volatility of the share price of peer companies.

(2)Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.

(3)The simulation considered 1–2 year term for equity event and 3.5 and 4-year term for liquidity event.

Schedule of fair value on a recurring basis using significant unobservable inputs

SAFE Notes
As of December 31, 2024	$10,783,385
SAFE Notes issued during the period	793,800
Change in fair value during the period	1,418,066
Conversion of SAFE Notes to common stock	—
As of March 31, 2025	12,995,251

	Year Ended
	December 31,	December 31,
	2025	2024
Beginning balance	$10,783,385	$961,939
SAFE Notes issued during the period	$2,893,800	$8,190,000
Change in fair value during the period	$39,834,049	$1,631,446
Conversion of SAFE Notes to common stock	$(53,511,234)	$—
Ending balance	$—	$10,783,385